Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	June 30,	December 31,
	2026	2025
Accrued cost of revenue	$630	$823
VAT and taxes payable	1,389	1,257
Other	1,327	327
Accrued expenses and other current liabilities	$3,346	$2,407

NOTE 8 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2025	2024
Accrued cost of revenue	$823,405	$-
VAT and taxes payable	1,256,608	-
Other	327,181	-
Accrued expenses and other current liabilities	$2,407,194	$-